UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-06

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-02-06

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              31

Form 13F Information Table Value Total:                          700,608
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                               SOLE   SHARED   NONE
Accredited Home Lendrs Hldg    Com     00437P107       6,245   122,020SH   SOLE       N/A      94,060  0      27,960
Affiliated Managers Group      Com     008252108      45,729   428,934SH   SOLE       N/A     320,744  0     108,190
Allied Cap Corp New            Com     01903Q108      23,450   766,337SH   SOLE       N/A     565,779  0     200,558
American Capital Strategies    Com     024937104      28,036   797,391SH   SOLE       N/A     599,204  0     198,187
Ambac Finl Group Inc           Com     023139108      31,832   399,898SH   SOLE       N/A     302,475  0      97,423
Barrett Bill Corp              Com     06846N104       1,545    47,410SH   SOLE       N/A      42,160  0       5,250
Commerce Bancorp Inc NJ        Com     200519106      32,966   899,491SH   SOLE       N/A     676,920  0     222,571
Countrywide Financial Corp     Com     222372104      50,070 1,364,316SH   SOLE       N/A    1,007,78  0     356,532
Exxon Mobil Corp               Com     30231G102         203     3,328SH   SOLE       N/A           0  0       3,328
Fidelity Natl Finl Inc         Com     316326107      26,532   746,758SH   SOLE       N/A     564,652  0     182,106
Fidelity Natl Title Group I    Cl A    31620R105       2,709   118,984SH   SOLE       N/A      88,348  0      30,636
General Growth Pptys Inc       Com     370021107      16,966   347,170SH   SOLE       N/A     281,020  0      66,150
Gladstone Capital Corp         Com     376535100       1,617    75,042SH   SOLE       N/A      65,662  0       9,380
Gladstone Coml Corp            Com     376536108         847    41,815SH   SOLE       N/A      37,975  0       3,840
HCC Ins Hldgs Inc              Com     404132102      33,652   967,002SH   SOLE       N/A     733,440  0     233,562
Intrawest Corporation        Com New   460915200      25,752   753,214SH   SOLE       N/A     564,366  0     188,848
iStar Finl Inc                 Com     45031U101      21,693   566,693SH   SOLE       N/A     436,268  0     130,425
JP Morgan Chase & Co           Com     46625H100      25,439   610,929SH   SOLE       N/A     465,079  0     145,850
Kimco Realty Corp              Com     49446R109      28,048   690,154SH   SOLE       N/A     514,802  0     175,352
Kinder Morgan Inc Kans         Com     49455P101      31,080   337,867SH   SOLE       N/A     254,955  0      82,912
Level 3 Communications Inc     Com     52729N100      22,889 4,418,660SH   SOLE       N/A    3,254,33  0   1,164,330
MBIA Inc                       Com     55262C100      28,666   476,730SH   SOLE       N/A     358,642  0     118,088
Nabors Industries Ltd          Shs     G6359F103      29,377   410,404SH   SOLE       N/A     309,145  0     101,259
NCI Building Sys Inc           Com     628852105      17,586   294,229SH   SOLE       N/A     212,075  0      82,154
Nucor Corp                     Com     670346105      32,181   307,104SH   SOLE       N/A     235,124  0      71,980
Pulte Homes Inc                Com     745867101      24,143   628,400SH   SOLE       N/A     471,920  0     156,480
Radian Group Inc               Com     750236101      34,331   569,813SH   SOLE       N/A     427,020  0     142,793
Suncor Energy Inc              Com     867229106      23,050   299,277SH   SOLE       N/A     226,730  0      72,547
Triad Gty Inc                  Com     895925105      21,725   463,218SH   SOLE       N/A     343,184  0     120,034
UTStarcom Inc                  Com     918076100         704   112,000SH   SOLE       N/A      90,630  0      21,370
Wells Fargo & Co New           Com     949746101      37,790   591,671SH   SOLE       N/A     447,625  0     144,046

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